Assets and Liabilities for insurance and reinsurance contracts - Summary of new insurance contracts issued (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	S/ 12,205,641	S/ 11,227,845
Life Insurance Contracts Issued One [Member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Losses on onerous contracts at initial recognition	48,857	5,450
Life Insurance Contracts Issued One [Member] | Estimate of present value of future cash outflows, excluding insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	782,502	859,323
Life Insurance Contracts Issued One [Member] | Estimates of insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	90,832	81,770
Life Insurance Contracts Issued One [Member] | Estimate of present value of future cash outflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	873,334	941,093
Life Insurance Contracts Issued One [Member] | Estimates of present value of future cash inflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	(1,123,241)	(1,200,760)
Life Insurance Contracts Issued One [Member] | Risk adjustment [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	9,441	12,591
Life Insurance Contracts Issued One [Member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	289,323	252,526
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Losses on onerous contracts at initial recognition	0	0
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimate of present value of future cash outflows, excluding insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	683,302	740,236
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimates of insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	81,957	72,206
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimate of present value of future cash outflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	765,259	812,442
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimates of present value of future cash inflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	(1,063,336)	(1,076,183)
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Risk adjustment [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	8,754	11,215
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	289,323	252,526
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Losses on onerous contracts at initial recognition	48,857	5,450
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimate of present value of future cash outflows, excluding insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	99,200	119,087
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimates of insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	8,875	9,564
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimate of present value of future cash outflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	108,075	128,651
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimates of present value of future cash inflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	(59,905)	(124,577)
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Risk adjustment [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	687	1,376
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance contract liabilities	S/ 0	S/ 0